Reconciliation of Financial Statement to Form 5500 - Employee Benefit Plan Reconciliation Change in Net Asset Available for Benefit to Form 5500 (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase In Net Assets Per Financial Statements	$ 718,856,406	$ 580,000,394
Prior Year Fully Benefit-responsive Investment Contracts Value Adjustment	10,566,676	11,821,250
Current year fully benefit-responsive investment contracts value adjustmen	(5,397,715)	(10,566,676)
Total Increase In Net Assets Available For Benefits Per The Form 5500	$ 724,025,367	$ 581,254,968